SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2023
SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS

4.SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the consolidated financial statements are reasonable; however, actual results may differ materially from these estimates. The key areas where significant judgments, estimates and assumptions have been made are summarized below.

4.SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Continued)

Impairment and Impairment Reversals

The Company evaluates each asset or CGU (excluding goodwill, which is assessed for impairment annually regardless of indicators and is not eligible for impairment reversals) in each reporting period to determine if any indicators of impairment or impairment reversal exist. The Company considers both external and internal sources of information for indications of potential impairment of non-current assets or goodwill. When completing an impairment test, the Company calculates the estimated recoverable amount of CGUs, which requires management to make estimates and assumptions with respect to items such as future production levels, future operating and capital costs, long-term commodity prices, future foreign exchange rates, discount rates, amounts of recoverable reserves, mineral resources and exploration potential and closure and environmental remediation costs. These estimates and assumptions are subject to risk and uncertainty, particularly in circumstances where there is limited operating history of the asset or CGU. Judgment is also required in determining the appropriate valuation method for mineralization, ascribing anticipated economics to mineralization in cases where only limited or no comprehensive economic study has been completed and selection of an appropriate NAV multiple. Therefore, there is a possibility that changes in circumstances will have an impact on these projections, which may impact the recoverable amount of assets or CGUs. Accordingly, it is possible that some or the entire carrying amount of the assets or CGUs may be further impaired or the impairment charge reversed with the impact recognized in the consolidated statements of income.

Mineral Reserve and Mineral Resource Estimates and Life of Mine Plans

Mineral reserves and mineral resources are estimates of the amount of ore that can be extracted from the Company’s mining properties. The estimates are based on information compiled by “qualified persons” as defined under the Canadian Securities Administrators’ National Instrument 43-101 – Standards of Disclosure for Mineral Projects (“NI 43-101”). Such an analysis relating to the geological and technical data on the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates requires complex geological judgments to interpret the data. The estimation of mineral reserves and mineral resources is based upon factors such as estimates of commodity prices, future capital requirements and production costs, geological and metallurgical assumptions and judgments made in estimating the size and grade of the ore body and foreign exchange rates.Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for our life of mine plans, which are used for several important business and accounting purposes, including:

●	The carrying value of the Company’s property, plant and mine development and goodwill may be affected due to changes in estimated future cash flows;
●	Amortization charges in the consolidated statements of income may change where such charges are determined using the units-of-production method or where the useful life of the related assets change;
●	Capitalized stripping costs recognized in the consolidated balance sheets as either part of mining properties or as part of inventories or charged to income may change due to changes in the ratio of ore to waste extracted;
●	The classification of the Company’s stockpiles as current or non - current may be affected due to changes in the nature and size of the ore body and changes in life of mine plans;
●	Reclamation provisions may change where changes to the mineral reserve and mineral resource estimates affect expectations about when such activities will occur and the associated cost of these activities; and
●	Mineral reserve and mineral resource estimates are used to calculate the estimated recoverable amounts of CGUs for impairment tests of goodwill and non-current assets.

4.SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Continued)

Reclamation Provisions

Environmental remediation costs will be incurred by the Company at the end of the operating life of the Company’s mining properties. Management assesses its reclamation provision each reporting period and when new information becomes available. The ultimate environmental remediation costs are uncertain and cost estimates can vary in response to many factors, including estimates of the extent and costs of reclamation activities, technological changes, regulatory changes, cost increases as compared to the inflation rate and changes in discount rates. These uncertainties may result in future actual expenditures differing from the amount of the current provision. As a result, there could be significant adjustments to the provisions established that would affect future financial results. The reclamation provision at each reporting date represents management’s best estimate of the present value of the future environmental remediation costs required.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting. The allocation of the purchase price requires estimates as to the fair value of acquired assets and liabilities. The information necessary to measure the fair values as at the acquisition date of assets acquired and liabilities assumed requires management to make certain judgments and estimates, including but not limited to the most appropriate valuation methodology, estimates of mineral reserves and mineral resources and exploration potential of the assets acquired, value of resources outside LOM plans including assumptions for market values per ounce, future production levels, future operating costs, capital expenditures and closure costs, discount rates, future metal prices and long term foreign exchange rates. Changes to the preliminary measurements of assets and liabilities acquired may be retrospectively adjusted when new information is obtained until the final measurements are determined within one year of the acquisition date. Refer to Note 5 for further details on acquisitions.

Income and Mining Taxes

Management is required to make estimates regarding the tax basis of assets and liabilities and related deferred income and mining tax assets and liabilities, amounts recorded for uncertain tax positions, the measurement of income and mining tax expense and estimates of the timing of repatriation of income. Several of these estimates require management to make assessments of future taxable profit and, if actual results are significantly different than the Company’s estimates, the ability to realize any deferred income and mining tax assets recorded on the consolidated balance sheets could be affected.

4.SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Continued)

Joint Arrangements

Judgment is required to determine when the Company has joint control of a contractual arrangement, which requires a continuous assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. Judgment is also continually required to classify a joint arrangement as either a joint operation or a joint venture when the arrangement has been structured through a separate vehicle. Classifying the arrangement requires the Company to assess its rights and obligations arising from the arrangement. Specifically, the Company considers the legal form of the separate vehicle, the terms of the contractual arrangement and other relevant facts and circumstances. This assessment often requires significant judgment, and a different conclusion on joint control, or whether the arrangement is a joint operation or a joint venture, may have a material impact on the accounting treatment.

In 2014, management evaluated its joint arrangement with Yamana Gold Inc. to each acquire 50% of the Canadian Malartic complex and certain other assets through the acquisition of the shares of Osisko Gold Corporation (subsequently renamed Canadian Malartic Corporation (“CMC”)) under the principles of IFRS 11 – Joint Arrangements (“IFRS 11”). The Company concluded that the arrangement qualified as a joint operation, upon considering the following significant factors:

●	The joint operators are required to purchase all output from the investee and investee restrictions on selling the output to any third party;
●	The parties to the arrangement are substantially the only source of cash flow contributing to the continuity of the arrangement; and
●	If the selling price drops below cost, the joint operators are required to cover any obligations the Partnership cannot satisfy.

The remaining 50% of the Canadian Malartic complex and certain other of Yamana’s Canadian assets were acquired on March 31, 2023 (Note 5), at which point Management began to fully consolidate the results of the Canadian Malartic complex and the results of the other Canadian assets acquired from Yamana.

On April 6, 2023, Agnico Eagle entered into a joint venture shareholders’ agreement defined above under which it agreed to subscribe for a 50% interest in MSN, which is the entity that holds the San Nicolás copper-zinc project (Note 5). Management concluded that joint control exists, evaluated the joint arrangement under the principles of IFRS 11 and determined that the arrangement qualified as a joint operation upon considering the following significant factors:

●	While the San Nicolás deposit is not currently a producing asset, upon entering commercial production the joint operators are required to purchase all output from MSN and MSN is restricted from selling the output to any third party; and
●	The joint operators are substantially the only source of cash flow contributing to the continuity of the arrangement indicating that the joint operators assume the risk associated with the activities of the arrangement and are obligated to continuously settle the liabilities of the joint arrangement.